Derivative financial instruments - Not Designated as Hedging Instrument - Net effect on the Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments
Gain on derivative instruments, net	$ 1,755	$ 5,267
Interest rate swap
Derivative financial instruments
Gain on derivative instruments, net	$ 1,755	$ 5,267